Systematic Growth Fund Investment Strategy - Systematic Growth Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies.For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others.The Fund invests primarily in equity securities of issuers included in the Russell 1000® Growth Index (the “Index”) at the time of purchase. The Index is comprised of U.S. large- and mid-cap companies that exhibit certain growth characteristics, as defined by the index provider. As of August 31, 2026, the median stock by market capitalization in the Index was approximately $27.208 billion, and the largest stock was approximately $5.364 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The size of the companies in which the Fund invests may be outside of this capitalization range and may change with market conditions as well. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights, and warrants. The Fund may at times have significant exposure to one or more industries or sectors, such as the information technology sector, and may be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the Index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the Index). Such weightings may change over time. Each of the Fund’s subadvisers manages a portion of the Fund’s assets using different investment strategies and techniques. One subadviser employs a proprietary, dynamic multifactor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the subadviser seeks to allocate its portion of the Fund’s assets to equity securities the subadviser believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the factors that the subadviser uses to select equity securities for the Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); and (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies). In exceptional circumstances, the subadviser may exclude, remove, or include an issuer or security in the Fund’s portfolio where it believes the data available does not accurately reflect current events, or to adjust the risk profile of the Fund appropriately. The subadviser may engage in frequent and active trading of portfolio securities with respect to its portion of the Fund’s assets. The other subadviser uses a rules-based methodology that emphasizes quantitatively based stock selection, portfolio construction, and efficient implementation to seek to capture common sources of active equity returns among factors. Among the factors that the subadviser’s methodology employs are: (1) value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow); (2) momentum (i.e., whether a company’s share price is trending up or down); (3) quality (i.e., profitability) and (4) low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The subadviser seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The subadviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the subadviser’s proprietary research. The subadviser constructs its portion of the Fund’s portfolio by investing assets in the securities comprising the Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. The subadviser will rebalance its portion of the Fund’s portfolio according to the process set forth above on a quarterly basis. The subadviser generally employs a strategy to continue to hold securities between quarterly rebalancings, even if there are adverse developments concerning a particular security, an industry, the economy, or the stock market generally. The subadviser may reduce the position size of a security or sell a security during quarterly rebalancings if the security no longer has favorable scores in one or more of the four factors. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.